INCOME TAXES - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Weighted average statutory tax rate	15.00%	20.50%	17.30%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates		(15.00%)	(10.30%)
Change in tax rates and imposition of new tax legislation	(10.80%)	(25.90%)	(4.30%)
Impact of internal reorganization		13.20%	0.00%
Other	(0.80%)	4.40%	(0.50%)
Effective income tax rate	10.80%	(2.80%)	2.20%